Condensed Consolidated Statement of Cash Flows (Unaudited) (USD $)	3 Months Ended
Mar. 31, 2012
Cash flows from operating activities
Net loss	$ (35,188)
Changes in assets and liabilities
Accrued expenses	34,062
Net cash used in operating activities	(1,126)
Cash flows from investing activities
Change in restricted cash	(975,950)
Net cash used in investing activities	(975,950)
Cash flows from financing activities
Change in escrowed investor proceeds	975,950
Net cash provided by financing activities	975,950
Net decrease in cash and cash equivalents	(1,126)
Cash and cash equivalents, beginning of period	200,000
Cash and cash equivalents, end of period	$ 198,874